Operating leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Operating leases
Operating Lease, Weighted Average Remaining Lease Term	3 years
Incremental borrowing rate	4.50%
Lessor, Operating Lease, Term of Contract	24 months